UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-21949

Deutsche High Income Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2016 (Unaudited)

Deutsche High Income Opportunities Fund, Inc.

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 121.4%
Consumer Discretionary 37.4%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		270,000	272,025
Ally Financial, Inc.:
3.25%, 2/13/2018		1,765,000	1,765,000
3.25%, 11/5/2018		825,000	823,969
3.5%, 1/27/2019		1,445,000	1,435,969
4.125%, 3/30/2020		1,110,000	1,112,775
4.25%, 4/15/2021		910,000	908,862
5.75%, 11/20/2025		1,125,000	1,127,812
Altice Financing SA:
144A, 6.5%, 1/15/2022		320,000	323,200
144A, 7.5%, 5/15/2026		1,180,000	1,156,400
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	448,088
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		1,180,000	1,180,000
AMC Entertainment, Inc., 5.875%, 2/15/2022		430,000	432,150
AMC Networks, Inc., 5.0%, 4/1/2024		1,080,000	1,069,065
AmeriGas Finance LLC, 7.0%, 5/20/2022		680,000	717,822
APX Group, Inc., 6.375%, 12/1/2019		375,000	371,250
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,905,000	1,919,287
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		620,000	556,450
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		1,285,000	1,265,725
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		375,000	392,813
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	722,150
Boyd Gaming Corp., 6.875%, 5/15/2023		310,000	330,150
CalAtlantic Group, Inc., 5.25%, 6/1/2026		1,470,000	1,425,900
Caleres, Inc., 6.25%, 8/15/2023		250,000	253,750
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		830,000	834,669
144A, 5.5%, 5/1/2026		3,045,000	3,090,675
144A, 5.875%, 4/1/2024		625,000	648,438
144A, 5.875%, 5/1/2027		1,035,000	1,068,637
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,190,000	1,133,475
144A, 6.375%, 9/15/2020		1,480,000	1,504,864
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		314,000	320,673
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		445,000	428,313
Series B, 6.5%, 11/15/2022		665,000	665,000
Series A, 7.625%, 3/15/2020		105,000	95,813
Series B, 7.625%, 3/15/2020		665,000	632,748
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		40,000	40,800
CSC Holdings LLC:
5.25%, 6/1/2024		465,000	423,150
6.75%, 11/15/2021		1,500,000	1,530,000
Dana Holding Corp., 5.5%, 12/15/2024		385,000	365,750
Delphi Corp., 5.0%, 2/15/2023		490,000	519,400
DISH DBS Corp.:
4.25%, 4/1/2018		530,000	540,600
5.125%, 5/1/2020		6,500,000	6,609,687
6.75%, 6/1/2021		145,000	150,256
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		2,100,000	2,163,000
144A, 5.75%, 3/1/2023		665,000	706,562
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		740,000	748,325
5.25%, 4/15/2023		1,071,000	1,064,306
Global Partners LP, 7.0%, 6/15/2023		500,000	417,500
GLP Capital LP:
4.375%, 4/15/2021		245,000	252,350
5.375%, 4/15/2026		785,000	808,550
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		1,545,000	1,573,969
5.125%, 11/15/2023		360,000	371,700
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		880,000	866,800
144A, 5.25%, 12/15/2023		1,265,000	1,242,862
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		640,000	641,600
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		565,000	589,719
144A, 5.75%, 4/15/2024		300,000	312,000
7.5%, 7/15/2020		200,000	209,480
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	288,563
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		2,050,000	2,024,375
Lennar Corp., 4.75%, 11/15/2022		890,000	904,462
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		100,000	102,750
144A, 7.0%, 9/1/2020		675,000	702,844
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		225,000	223,313
Mediacom Broadband LLC:
5.5%, 4/15/2021		100,000	102,000
6.375%, 4/1/2023		800,000	836,000
MGM Growth Properties Operating Partnership LP, 144A, 5.625%, 5/1/2024		595,000	629,213
MGM Resorts International, 7.625%, 1/15/2017		385,000	396,550
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		520,000	519,022
Neptune Finco Corp.:
144A, 6.625%, 10/15/2025		260,000	273,000
144A, 10.125%, 1/15/2023		1,015,000	1,136,800
144A, 10.875%, 10/15/2025		1,150,000	1,314,588
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		290,000	295,800
Numericable-SFR:
144A, 6.0%, 5/15/2022		1,455,000	1,414,987
144A, 7.375%, 5/1/2026		1,570,000	1,552,337
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		1,360,000	1,312,400
5.5%, 5/15/2026		575,000	546,250
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	380,625
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		120,000	122,100
144A, 5.375%, 4/15/2023		50,000	51,125
Sally Holdings LLC, 5.625%, 12/1/2025		905,000	947,987
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		775,000	786,625
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	235,588
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		210,000	214,725
Sirius XM Radio, Inc.:
144A, 5.375%, 7/15/2026		915,000	908,137
144A, 5.875%, 10/1/2020		405,000	417,656
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	570,650
Starz LLC, 5.0%, 9/15/2019		295,000	300,531
Suburban Propane Partners LP, 5.75%, 3/1/2025		280,000	275,100
Tenneco, Inc., 5.0%, 7/15/2026		480,000	486,898
Toll Brothers Finance Corp., 4.875%, 11/15/2025		590,000	584,100
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		280,000	281,400
4.875%, 7/1/2021		2,455,000	2,448,862
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,630,000	1,638,150
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		2,080,000	2,059,200
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		67,500	70,369
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		486,000	505,440
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		520,000	392,600
144A, 8.5%, 10/15/2022		375,000	319,688
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		975,000	943,312
144A, 5.5%, 8/15/2026		565,000	549,463
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		330,000	318,450
			82,966,318
Consumer Staples 3.7%
Aramark Services, Inc.:
144A, 4.75%, 6/1/2026		1,875,000	1,837,500
5.125%, 1/15/2024		370,000	377,400
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	371,324
Cott Beverages, Inc.:
5.375%, 7/1/2022		855,000	855,000
6.75%, 1/1/2020		385,000	401,362
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	223,733
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		470,000	483,959
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		405,000	380,700
144A, 7.25%, 6/1/2021		1,015,000	1,050,525
144A, 8.25%, 2/1/2020		295,000	305,325
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		355,000	361,213
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		395,000	394,012
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		110,000	115,088
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		175,000	185,063
Smithfield Foods, Inc., 6.625%, 8/15/2022		18,000	18,849
The WhiteWave Foods Co., 5.375%, 10/1/2022		785,000	839,950
			8,201,003
Energy 8.6%
Antero Resources Corp.:
5.125%, 12/1/2022		685,000	657,600
5.375%, 11/1/2021		495,000	483,863
5.625%, 6/1/2023		400,000	388,000
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		430,000	407,425
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		520,000	500,500
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		880,000	903,654
Concho Resources, Inc., 5.5%, 4/1/2023		1,095,000	1,097,737
Continental Resources, Inc.:
4.5%, 4/15/2023		500,000	466,250
5.0%, 9/15/2022		2,070,000	2,023,425
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		190,000	174,800
DCP Midstream Operating LP, 2.7%, 4/1/2019		1,000,000	958,208
Gulfport Energy Corp., 6.625%, 5/1/2023		205,000	201,925
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		375,000	349,650
144A, 5.75%, 10/1/2025		715,000	682,825
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	206,025
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		325,000	287,625
Laredo Petroleum, Inc., 6.25%, 3/15/2023		610,000	579,500
Memorial Resource Development Corp., 5.875%, 7/1/2022		375,000	374,063
Newfield Exploration Co.:
5.375%, 1/1/2026		300,000	291,750
5.75%, 1/30/2022		390,000	394,875
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		280,000	258,650
6.875%, 1/15/2023		105,000	95,550
Range Resources Corp., 4.875%, 5/15/2025		815,000	776,287
Rice Energy, Inc., 7.25%, 5/1/2023		105,000	106,575
RSP Permian, Inc., 6.625%, 10/1/2022		575,000	592,250
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,240,000	1,252,400
144A, 5.875%, 6/30/2026		940,000	943,525
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	575,735
Sunoco LP:
144A, 5.5%, 8/1/2020		300,000	296,250
144A, 6.375%, 4/1/2023		300,000	297,750
Tesoro Corp., 4.25%, 10/1/2017		400,000	409,000
Tesoro Logistics LP:
6.125%, 10/15/2021		200,000	207,000
6.375%, 5/1/2024		450,000	471,375
Whiting Petroleum Corp., 6.25%, 4/1/2023		465,000	416,175
WPX Energy, Inc., 7.5%, 8/1/2020		975,000	973,167
			19,101,389
Financials 9.3%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,342,250
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022		400,000	400,000
4.625%, 10/30/2020		670,000	694,622
5.0%, 10/1/2021		240,000	249,600
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	475,875
CIT Group, Inc.:
3.875%, 2/19/2019		2,130,000	2,140,650
5.0%, 8/15/2022		1,000,000	1,017,500
5.25%, 3/15/2018		1,545,000	1,591,783
CNO Financial Group, Inc.:
4.5%, 5/30/2020		155,000	160,425
5.25%, 5/30/2025		315,000	324,450
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		995,000	968,881
E*TRADE Financial Corp.:
4.625%, 9/15/2023		395,000	399,938
5.375%, 11/15/2022		345,000	363,975
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		460,000	474,950
(REIT), 5.375%, 4/1/2023		1,275,000	1,316,437
(REIT), 5.75%, 1/1/2025		345,000	357,075
(REIT), 5.875%, 1/15/2026		305,000	317,772
International Lease Finance Corp.:
3.875%, 4/15/2018		1,370,000	1,395,098
6.25%, 5/15/2019		605,000	648,106
8.75%, 3/15/2017		1,220,000	1,273,680
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		375,000	377,813
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		230,000	238,050
Morgan Stanley, Series H, 5.45%, 7/29/2049		295,000	283,200
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		545,000	565,438
(REIT), 6.375%, 3/1/2024		620,000	660,300
(REIT), 6.875%, 5/1/2021		550,000	567,875
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		505,000	527,094
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		490,000	489,032
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		755,000	787,556
(REIT), 4.875%, 6/1/2026		290,000	297,250
			20,706,675
Health Care 10.0%
Alere, Inc., 144A, 6.375%, 7/1/2023		400,000	417,000
Community Health Systems, Inc.:
5.125%, 8/1/2021		105,000	104,213
7.125%, 7/15/2020		1,615,000	1,497,250
Concordia International Corp., 144A, 7.0%, 4/15/2023		205,000	174,763
Endo Finance LLC:
144A, 5.75%, 1/15/2022		420,000	379,008
144A, 5.875%, 1/15/2023		425,000	368,688
Endo Ltd.:
144A, 6.0%, 7/15/2023		445,000	389,375
144A, 6.0%, 2/1/2025		290,000	251,575
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		405,000	439,170
144A, 6.5%, 9/15/2018		210,000	226,800
Fresenius Medical Care U.S. Finance, Inc., 144A, 5.75%, 2/15/2021		235,000	260,850
HCA, Inc.:
5.25%, 6/15/2026		980,000	1,017,362
5.875%, 2/15/2026		1,450,000	1,504,375
6.5%, 2/15/2020		2,155,000	2,383,969
7.5%, 2/15/2022		804,000	914,148
Hologic, Inc., 144A, 5.25%, 7/15/2022		200,000	209,000
Horizon Pharma, Inc., 6.625%, 5/1/2023		325,000	302,250
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	473,137
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		610,000	611,525
5.5%, 12/1/2021		515,000	536,887
5.875%, 12/1/2023		520,000	540,800
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		170,000	164,050
144A, 5.625%, 10/15/2023		310,000	288,688
Tenet Healthcare Corp.:
4.153% **, 6/15/2020		380,000	375,250
6.0%, 10/1/2020		1,500,000	1,582,500
6.25%, 11/1/2018		1,975,000	2,083,625
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		765,000	653,597
144A, 5.875%, 5/15/2023		705,000	569,287
144A, 6.125%, 4/15/2025		2,070,000	1,661,175
144A, 7.5%, 7/15/2021		1,985,000	1,750,522
			22,130,839
Industrials 10.8%
ADT Corp.:
3.5%, 7/15/2022		285,000	261,131
5.25%, 3/15/2020		635,000	669,925
6.25%, 10/15/2021		880,000	935,000
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		865,000	912,575
Air Lease Corp., 4.75%, 3/1/2020		535,000	572,450
Allegion PLC, 5.875%, 9/15/2023		205,000	217,300
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		500,000	440,000
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	664,950
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		595,000	505,750
144A, 6.0%, 10/15/2022		485,000	414,675
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		250,000	238,750
Casella Waste Systems, Inc., 7.75%, 2/15/2019		425,000	433,766
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,615,000	1,624,690
Covanta Holding Corp., 5.875%, 3/1/2024		430,000	417,100
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		520,000	457,600
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		270,000	251,100
DR Horton, Inc., 4.0%, 2/15/2020		185,000	190,550
EnerSys, 144A, 5.0%, 4/30/2023		105,000	103,688
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		235,000	233,825
FTI Consulting, Inc., 6.0%, 11/15/2022		375,000	393,938
Garda World Security Corp., 144A, 7.25%, 11/15/2021		540,000	436,050
Gates Global LLC, 144A, 6.0%, 7/15/2022		370,000	323,750
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		810,000	847,462
144A, 5.0%, 11/15/2025		360,000	380,700
Manitowoc Foodservice, Inc., 144A, 9.5%, 2/15/2024		250,000	279,375
Masonite International Corp., 144A, 5.625%, 3/15/2023		435,000	451,312
Meritor, Inc.:
6.25%, 2/15/2024		410,000	350,550
6.75%, 6/15/2021		975,000	911,625
Moog, Inc., 144A, 5.25%, 12/1/2022		340,000	344,250
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		505,000	497,425
Oshkosh Corp.:
5.375%, 3/1/2022		322,000	331,660
5.375%, 3/1/2025		50,000	51,375
Ply Gem Industries, Inc., 6.5%, 2/1/2022		810,000	793,575
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		60,000	63,600
SBA Communications Corp., 5.625%, 10/1/2019		370,000	382,025
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		540,000	567,113
Summit Materials LLC:
6.125%, 7/15/2023		600,000	591,372
144A, 8.5%, 4/15/2022		250,000	264,688
Titan International, Inc., 6.875%, 10/1/2020		340,000	286,025
TransDigm, Inc., 144A, 6.375%, 6/15/2026		500,000	498,750
Triumph Group, Inc., 5.25%, 6/1/2022		245,000	225,400
United Rentals North America, Inc.:
6.125%, 6/15/2023		45,000	46,856
7.375%, 5/15/2020		621,000	645,840
7.625%, 4/15/2022		565,000	603,137
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		490,000	490,000
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022		485,000	462,569
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		835,000	852,744
144A, 4.5%, 4/29/2022		1,120,000	1,135,400
144A, 4.75%, 4/29/2025		900,000	911,808
			23,965,199
Information Technology 7.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	209,613
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,680,000	1,757,700
Cardtronics, Inc., 5.125%, 8/1/2022		280,000	277,200
CDW LLC:
5.5%, 12/1/2024		685,000	707,262
6.0%, 8/15/2022		755,000	788,975
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		1,270,000	1,307,174
144A, 5.875%, 6/15/2021		390,000	397,711
EarthLink Holdings Corp., 7.375%, 6/1/2020		470,000	488,800
Entegris, Inc., 144A, 6.0%, 4/1/2022		290,000	296,888
First Data Corp., 144A, 7.0%, 12/1/2023		600,000	607,500
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		510,000	537,795
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,946,875
Match Group, Inc., 144A, 6.375%, 6/1/2024		310,000	322,400
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		475,000	404,937
144A, 7.5%, 9/15/2023		950,000	1,009,375
NCR Corp.:
5.875%, 12/15/2021		105,000	106,575
6.375%, 12/15/2023		260,000	265,200
NXP BV:
144A, 3.75%, 6/1/2018		1,125,000	1,147,500
144A, 4.125%, 6/1/2021		1,100,000	1,116,500
144A, 4.625%, 6/1/2023		500,000	508,750
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		300,000	310,500
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	51,125
Western Digital Corp.:
144A, 7.375%, 4/1/2023		250,000	266,250
144A, 10.5%, 4/1/2024		425,000	454,750
			17,287,355
Materials 13.5%
Ardagh Packaging Finance PLC:
144A, 3.653% **, 12/15/2019		640,000	642,400
144A, 4.625%, 5/15/2023		415,000	408,775
144A, 6.75%, 1/31/2021		645,000	649,031
144A, 7.25%, 5/15/2024		760,000	775,675
Ashland, Inc.:
3.875%, 4/15/2018		1,900,000	1,938,000
4.75%, 8/15/2022		1,800,000	1,791,000
Ball Corp.:
4.375%, 12/15/2020		255,000	268,228
5.25%, 7/1/2025		505,000	526,462
Berry Plastics Corp., 5.5%, 5/15/2022		800,000	819,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		280,000	271,950
Chemours Co.:
6.625%, 5/15/2023		385,000	327,250
7.0%, 5/15/2025		175,000	146,781
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		385,000	385,000
Constellium NV, 144A, 7.875%, 4/1/2021		1,550,000	1,598,437
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		435,000	435,000
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		605,000	587,606
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		806,000	647,822
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		1,350,000	1,326,375
2.375%, 3/15/2018		3,700,000	3,626,000
Hexion, Inc., 6.625%, 4/15/2020		505,000	422,332
Huntsman International LLC, 5.125%, 4/15/2021	EUR	475,000	533,720
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024		505,000	518,888
Novelis, Inc., 8.75%, 12/15/2020		3,040,000	3,169,200
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	400,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		500,000	510,000
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022		440,000	385,000
144A, 10.375%, 5/1/2021		300,000	302,250
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		625,000	632,812
5.75%, 10/15/2020		1,785,000	1,843,012
144A, 7.0%, 7/15/2024		125,000	128,688
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		230,000	236,613
144A, 5.125%, 12/1/2024		115,000	118,019
Teck Resources Ltd.:
144A, 8.0%, 6/1/2021		900,000	927,000
144A, 8.5%, 6/1/2024		175,000	181,563
Tronox Finance LLC:
6.375%, 8/15/2020		385,000	285,863
144A, 7.5%, 3/15/2022		490,000	352,800
United States Steel Corp., 144A, 8.375%, 7/1/2021		1,500,000	1,575,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		190,000	195,225
144A, 5.625%, 10/1/2024		95,000	97,375
			29,986,152
Telecommunication Services 16.8%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		180,000	186,750
Series T, 5.8%, 3/15/2022		1,315,000	1,276,786
Series S, 6.45%, 6/15/2021		1,035,000	1,051,819
Series W, 6.75%, 12/1/2023		1,010,000	992,325
Series Y, 7.5%, 4/1/2024		935,000	943,181
CommScope, Inc.:
144A, 4.375%, 6/15/2020		245,000	252,350
144A, 5.0%, 6/15/2021		490,000	500,535
CyrusOne LP, 6.375%, 11/15/2022		645,000	670,800
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		480,000	357,000
144A, 8.25%, 9/30/2020		1,885,000	1,573,975
Digicel Ltd.:
144A, 6.75%, 3/1/2023		745,000	633,250
144A, 7.0%, 2/15/2020		200,000	185,000
Frontier Communications Corp.:
6.25%, 9/15/2021		295,000	278,115
7.125%, 1/15/2023		1,040,000	930,800
8.5%, 4/15/2020		1,380,000	1,464,525
10.5%, 9/15/2022		1,285,000	1,359,691
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		435,000	468,114
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		1,160,000	1,142,600
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		440,000	431,200
5.375%, 8/15/2022		2,145,000	2,166,450
5.375%, 1/15/2024		360,000	361,350
5.375%, 5/1/2025		415,000	411,887
6.125%, 1/15/2021		2,160,000	2,250,698
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		645,000	648,225
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		475,000	497,320
Sprint Corp., 7.125%, 6/15/2024		2,250,000	1,794,375
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		2,020,000	2,090,700
6.125%, 1/15/2022		205,000	214,994
6.375%, 3/1/2025		1,047,000	1,094,115
6.464%, 4/28/2019		695,000	706,294
6.5%, 1/15/2026		30,000	31,650
6.625%, 11/15/2020		2,200,000	2,268,750
6.625%, 4/1/2023		1,500,000	1,589,070
Telesat Canada, 144A, 6.0%, 5/15/2017		4,185,000	4,177,153
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		375,000	385,313
Windstream Services LLC, 7.75%, 10/15/2020		160,000	156,800
Zayo Group LLC:
6.0%, 4/1/2023		970,000	984,550
6.375%, 5/15/2025		877,000	894,540
			37,423,050
Utilities 3.5%
Calpine Corp.:
5.375%, 1/15/2023		465,000	453,375
5.75%, 1/15/2025		465,000	452,213
DPL, Inc., 6.5%, 10/15/2016		184,000	184,000
Dynegy, Inc.:
7.375%, 11/1/2022		505,000	487,325
7.625%, 11/1/2024		905,000	868,800
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		525,000	262,500
NGL Energy Partners LP, 5.125%, 7/15/2019		370,000	336,700
NRG Energy, Inc.:
6.25%, 7/15/2022		1,500,000	1,455,000
6.25%, 5/1/2024		2,275,000	2,165,527
144A, 7.25%, 5/15/2026		975,000	970,125
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		190,000	167,200
			7,802,765
Total Corporate Bonds (Cost $270,435,899)			269,570,745
Loan Participations and Assignments 13.4%
Senior Loans **
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023		1,999,338	1,999,088
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,200,100	2,065,344
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		558,600	558,296
Avis Budget Car Rental LLC, Term Loan, 3.25%, 3/15/2022		1,074,460	1,077,597
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,819,528	1,820,238
BE Aerospace, Inc., Term Loan B, 3.75%, 12/16/2021		473,782	475,973
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		3,366,000	3,335,841
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		189,331	184,444
Term Loan H, 4.0%, 1/27/2021		348,363	340,185
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		940,800	944,718
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		72,563	72,608
First Data Corp., Term Loan, 4.452%, 3/24/2021		5,293,704	5,284,890
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		2,385,000	2,392,083
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		817,204	818,863
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		860,000	858,173
Term Loan B, 4.0%, 1/15/2020		115,000	115,072
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,626,146	1,614,357
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		484,288	484,981
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		571,872	567,940
PolyOne Corp., Term Loan B, 3.5%, 11/11/2022		308,452	308,452
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,546,275	1,525,655
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 4.5%, 2/13/2019		1,920,067	1,871,471
Term Loan B, 4.75%, 12/11/2019		656,646	639,409
Vogue International, Inc., Term Loan, 7.25%, 2/14/2020		396,247	396,249
Total Loan Participations and Assignments (Cost $29,917,197)			29,751,927
		Shares	Value ($)
Cash Equivalents 2.9%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $6,291,315)		6,291,315	6,291,315
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $306,644,411) †		137.7	305,613,987
Notes Payable		(38.3)	(85,000,000)
Other Assets and Liabilities, Net		0.6	1,404,011
Net Assets		100.0	222,017,998

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	525,000	328,538	262,500

*	Non income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.
†	The cost for federal income tax purposes was $306,592,455. At June 30, 2016, net unrealized depreciation for all securities based on tax cost was $978,468. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,695,798 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,674,266.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
As of June 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	480,000	USD	548,013	7/14/2016	15,169	Citigroup, Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Corporate Bonds	$—	$269,570,745	$—	$269,570,745
Loan Participations and Assignments	—	29,751,927	—	29,751,927
Short-Term Investments	6,291,315	—	—	6,291,315
Derivatives (d)
Forward Foreign Currency Exchange Contracts	—	15,169	—	15,169
Total	$6,291,315	$299,337,841	$—	$305,629,156

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 15,169

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016